Significant Accounting Policies (Tables)	Aug. 24, 2017
Accounting Policies [Abstract]
Schedule of Changes in Shares	Changes in the shares at August 24, 2017 are as follows:
Opening balance	—
Creations	20,000
Redemptions	—
Balance at August 24, 2017	20,000